NOTES PAYABLE (Details Narrative) - USD ($)					1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 11, 2021	Jan. 04, 2021	Jul. 08, 2020	May 03, 2020	Aug. 17, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 03, 2019
Schedule of Capitalization, Long-term Debt [Line Items]
Notes payable						$ 787,412		$ 128,021	$ 219,617
Proceeds from Convertible Debt						$ 579,741	$ 585,000	1,620,000	408,000
Accrued interest								$ 0	11,244
Shares issued								7,110,340
Exercise price of warrants								$ 0.30
Interest expense								$ 5,041	$ 7,675
Subsequent Event [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Shares issued	600,000				19,398,144
Unsecured Debt [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Proceeds from Convertible Debt			$ 191,965
Accrued interest			$ 15,729
Shares issued			150,000
Amount of debt forgiven			$ 57,694
Debt Instrument, Convertible, Conversion Price			$ 0.132
Debt Conversion, Converted Instrument, Shares Issued			1,136,364
Exercise price of warrants			$ 0.396
Financing Arrangements [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate								9.40%			7.00%
Accrued interest								$ 4,703
Promissory Note Agreement With Its Bank [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate				1.00%
Promissory note				$ 123,318
Promissory Note Agreement With Its Bank [Member] | Subsequent Event [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Forgiven promissory note		$ 123,318
V C V C L L C [Member] | Unsecured Debt [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate										4.00%
Proceeds from Issuance of Unsecured Debt										$ 260,425